Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	986,875	$0.91	7.58	$246
Granted	1,170,000	2.49	-	-
Exercised	(131,250)	0.90	-	-
Cancelled and forfeited	(178,125)	0.90	-	-

Outstanding at the end of the period	1,847,500	$1.91	8.88	$2,159

Exercisable	415,781	$1.03	7.36	$852

Schedule of Recognized Stock-based Compensation

The total equity-based compensation expense related to all of the Company’s equity-based awards, recognized for the year ended December 31, 2017 and 2016, was comprised as follows (no equity-based compensation expense recognized for the year ended December 31, 2015):

	Year ended December 31,
	2017	2016

Cost of revenues	104	70
Marketing and selling	149	12
General and administrative	306	29
	559	111